Determination of fair values	12 Months Ended
Dec. 31, 2025
Disclosure Of Fair Value Measurement [Abstract]
Determination of fair values
(5)	Determination of fair values-
A number of the Group’s accounting policies and disclosures require the determination of fair value, for both financial and non-financial
assets and liabilities. Fair values have been determined for measurement and for disclosure purposes based on the methods described in the next paragraphs. When applicable, further information about the assumptions made in determining fair values is disclosed in the notes specific to that asset or liability.

(a)	Property-
The market value of property is the estimated amount for which a property could be exchanged on the date of valuation between a willing buyer and a willing seller in an arm’s length transaction after proper marketing wherein the parties had each acted knowledgeably and willingly.

(b)	Derivative securities-
The fair value of Over the Counter (“OTC”) derivatives is obtained from the banking counterparty and tested for reasonableness by discounting estimated future cash flows based on the terms and maturity of each contract and using market inputs. Fair values reflect the credit risk of the instrument and include adjustments to take account of our own credit risk when appropriate.

(c)	Non-derivative financial liabilities-
Fair value, which is determined for disclosure purposes, is calculated based on the present value of future principal and interest cash flows, discounted at the market rate of interest at the reporting date. For finance leases the market rate of interest is determined by reference to similar lease agreements.

(d)	Debt securities-
The fair value of debt securities is determined by reference to their quoted closing mid-price
at the reporting date plus an adjustment to reflect the bid price. If unquoted, the fair value is estimated using a discounted cash flow technique using expected future cash flows and a market related discount rate.

(e)	Intangible assets-
The fair value of the partners’ contracts and customer relationships and trademark is explained in Note 3(g).

(f)	Share based payments-
The fair value of shares based payments granted to key management personnel and senior employees is determined by reference to publicly available quoted prices of such shares.